ACCRUED LIABILITIES AND OTHERS	12 Months Ended
Mar. 31, 2024
Payables and Accruals [Abstract]
ACCRUED LIABILITIES AND OTHERS

NOTE 9 – ACCRUED LIABILITIES AND OTHERS

	As of March 31, 2024 ($)	As of March 31, 2023 ($)
Compensation and other contributions	82,368	15,193
Other current liability	42,832	37,485
Advance from customers	3,494	2,893
Operating lease liability	36,361
Total	165,055	55,571

	As of March 31, 2024 ($)	As of March 31, 2023 ($)
Statutory reserve*	7,112	-
Other current liability	300,000	-
Operating lease liability – non-current	191,314	-

Total	498,426	-

Compensation and other contribution related liabilities consist of accrued salaries to employees. Other current liability also includes $ 14 thousand of dealer deposits received from various dealers as of March 31, 2024 (March 31, 2023: $ 28 thousand).

*	The statutory reserve is a gratuity reserve for employees in our subsidiaries in India.